Private Placement Disclosure [Text Block]	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Private Placement Disclosure [Text Block]

NOTE 5. PRIVATE PLACEMENT

Simultaneously with the Public Offering, the Company’s Sponsor purchased an aggregate of 8,000,000 Private Placement Warrants at $1.50 per warrant (for an aggregate purchase price of $12,000,000) from the Company. All of the proceeds received from these purchases were placed in the Trust Account.

The Private Placement Warrants are identical to the Warrants included in the Units sold in the Public Offering except that the Private Placement Warrants: (i) are not redeemable by the Company, (ii) may be exercised for cash or on a cashless basis, so long as they are held by the Sponsor or any of its permitted transferees and (iii) are entitled to registration rights (including the ordinary shares issuable upon exercise of the Private Placement Warrants). Additionally, the purchasers have agreed not to transfer, assign or sell any of the Private Placement Warrants, including the Class A ordinary shares issuable upon exercise of the Private Placement Warrants (except to certain permitted transferees), until 30 days after the completion of the Company’s initial Business Combination.

In order to fund working capital deficiencies or finance transaction costs in connection with an intended initial Business Combination, the Company’s Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (other than the Sponsor’s commitment to provide the Company an aggregate of $200,000 in loans in order to finance transaction costs in connection with a Business Combination). In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of such loans may be convertible into warrants of the post business combination entity at a price of $1.50 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants.